INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS
Current assets	R$ 18,362,992	R$ 16,731,666
Noncurrent assets	84,198,326	84,651,169
TOTAL ASSETS	102,561,318	101,382,835
Current liabilities	17,160,820	17,862,531
Non-current liabilities	13,793,471	14,058,946
Equity	71,607,027	69,461,358	R$ 69,244,419	R$ 68,567,242
TOTAL LIABILITIES AND EQUITY	102,561,318	101,382,835
Investment Book value	101,657	98,902	85,745
Net operating income	43,462,740	43,206,832	42,508,459
Operating costs and expenses	(36,457,478)	(35,852,109)	(36,071,766)
Financial income (expenses), net	1,827,153	(903,044)	(1,234,541)
Income and social contribution taxes	(2,349,232)	(1,121,983)	(1,049,480)
Net income for the year	8,928,258	4,608,790	4,085,242
Equity pickup, according to interest held	R$ (5,847)	R$ 1,580	1,244
Alianca / AIX / ACT
INVESTMENTS
Ownership interest in joint ventures (as a percent)	50.00%	50.00%
Current assets	R$ 213,481	R$ 189,988
Noncurrent assets	12,327	13,410
TOTAL ASSETS	225,808	203,398
Current liabilities	7,103	4,143
Non-current liabilities	16,101	4,811
Equity	202,604	194,444
TOTAL LIABILITIES AND EQUITY	225,808	203,398
Investment Book value	101,302	97,222
Net operating income	45,608	45,704	42,919
Operating costs and expenses	(58,773)	(43,571)	(41,987)
Financial income (expenses), net	1,334	1,713	2,021
Income and social contribution taxes	137	(686)	(465)
Net income for the year	(11,694)	3,160	2,488
Equity pickup, according to interest held	R$ (5,847)	R$ 1,580	R$ 1,244